Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
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Investments in Associates and Joint Ventures
31.	Investments in Associates and Joint Ventures

(1)	Details of investments in the Group’s significant associates and joint ventures are as follows:

					(In millions of yen)
			December 31, 2017		December 31, 2018
	Primary business activities	Country of incorporation	Percentage of ownership	Carrying amount	Percentage of ownership	Carrying amount
Associates
LINE Games Corporation(1)	Game development and publishing	Korea	—	—	49.5%	18,438
Snow Corporation(2)	Mobile app	Korea	45.0%	12,998	34.0%	9,346
LINE Mobile Corporation(3)	Mobile virtual network operator	Japan	—	—	49.0%	5,637
FOLIO Co., Ltd.(4)	Online trading service	Japan	—	—	41.4%	5,126
Yume no Machi Souzou Iinkai Co., Ltd.	Delivery portal site	Japan	22.0%	3,865	21.9%	3,838
K-Fund I	Investment	France	25.0%	1,388	25.0%	2,670
Venture Republic Inc.(5)	Travel service	Japan	—	—	34.0%	1,620
LINE MUSIC Corporation(6)	Music distribution	Japan	33.4%	47	36.7%	505
Joint ventures
Drama & Company Co., Ltd.(7)	Software Development	Korea	37.2%	2,216	40.7%	2,574
RABBIT-LINE PAY COMPANY LIMITED(8)	Payment service	Thailand	50.0%	2,121	33.3%	1,856
Lantu Games Limited	Mobile games	Hong Kong (China)	50.0%	394	50.0%	199

(1)

In August 2018, NextFloor Corporation, a subsidiary of the Group, conducted an absorption-type merger with LINE Games Corporation and NextFloor Basement Labo Corporation and was renamed as LINE Games Corporation. As a result of this merger, the Group’s ownership interest net of treasury shares in LINE Games Corporation is 73.5%. In November 2018, LINE Games Corporation, a subsidiary of the Group, issued its new shares through a third party allotment. As a result, the Group’s ownership interest in LINE Games Corporation decreased from 73.5% to 49.5%. As the Group has significant influence, but not control over LINE Games Corporation, the investment is accounted for under the equity method.

(2)

In March and October 2018, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in SNOW Corporation decreased from 45.0% to 34.0%. As the Group has significant influence, but not control over Snow Corporation, the investment is accounted for under the equity method.

(3)

In April 2018, LINE Mobile Corporation, a subsidiary of the Group, issued its new shares through a third-party allotment. As a result, the Group’s ownership interest in LINE Mobile Corporation decreased from 100.0% to 49.0%. As the Group has significant influence, but not control over LINE Mobile Corporation, the investment is accounted for under the equity method.

(4)

In January 2018, the Group acquired 41.4% interest in FOLIO Co., Ltd. for the purpose of jointly conducting online trading service that FOLIO Co., Ltd., operates and R&D. Whilst the Group had 41.4% interest, the Group holds 26.1% of voting rights. As the Group has significant influence, but not control over FOLIO Co., Ltd., the investment is accounted for under the equity method.

(5)

In August 2018, the Group acquired 34.0% interest in Venture Republic Inc. to form a business alliance in travel service sector. As the Group has significant influence, but not control over Venture Republic Inc., the investment is accounted for under equity method.

(6)

In May 2018, the Group acquired additional interest in LINE Music Corporation, an associate of the Group. As a result, the Group’s ownership interest in LINE Music Corporation increased from 33.4% to 36.7%. As the Group has significant influence, but not control over LINE MUSIC Corporation, the investment is accounted for under the equity method.

(7)

In October 2018, the Group acquired additional interest in Drama & Company Co., Ltd. Moreover, as determined in the shareholders’ agreement, the Group, jointly with NAVER, acquired additional shares of Drama & Company Co., Ltd. which were issued through exercise of stock options. As a result, the Group’s ownership interest in Drama & Company Co., Ltd. increased from 37.2% to 40.7%. As the Group determined that Drama & Company Co., Ltd. is still a joint venture, the investment is accounted for under equity method.

(8)

In March 2018, RABBIT-LINE PAY COMPANY LIMITED, a joint venture of the Group, issued its new shares through a third party allotment. As a result, the Group’s ownership interest in RABBIT-LINE PAY COMPANY LIMITED decreased from 50.0% to 33.3%. Based on the shareholders’ agreement, the Group determined that RABBIT-LINE PAY COMPANY LIMITED is still a joint venture, and the investment is accounted for under the equity method.

(2)	Financial information on the Group’s investment in the associates is summarized as follows:

	(In millions of yen)
	Snow Corporation
	December 31, 2017	December 31, 2018
Current assets	2,469	11,168
Non-current assets	17,213	15,119
Current liabilities	1,180	9,080
Non-current liabilities	2,678	2,482
Equity	15,824	14,725
Proportion of the Group’s ownership	45.0%	34.0%

Group’s share of equity	7,121	5,007

Goodwill and other adjustments	5,877	4,339

Carrying amount of the interests	12,998	9,346

	Snow Corporation
	2016	2017	2018
Revenue	—	271	1,320
Loss for the year from continuing operations	(952)	(10,348)	(10,627)
Other comprehensive income/(loss) for the year, net of tax	—	131	(358)
Total comprehensive loss for the year, net of tax	(952)	(10,217)	(10,985)

Group’s share of loss for the year	(238)	(4,531)	(4,971)

	(In millions of yen)
	LINE Mobile Corporation
	December 31, 2017	December 31, 2018
Current assets	—	8,451
Non-current assets	—	818
Current liabilities	—	4,951
Non-current liabilities	—	232
Equity	—	4,086

Proportion of the Group’s ownership	—	49.0%
Group’s share of equity	—	2,002
Goodwill and other adjustments	—	3,635

Carrying amount of the interests	—	5,637

	LINE Mobile Corporation
	2016	2017	2018
Revenue	—	—	6,545
Loss for the year from continuing operations	—	—	(5,490)
Other comprehensive income for the year, net of tax	—	—	—

Total comprehensive loss for the year, net of tax	—	—	(5,490)

Group’s share of loss for the year	—	—	(2,690)

(3)	The aggregate amount of individually immaterial associates accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)
	December 31, 2017	December 31, 2018
Carrying amount of the interests	7,115	33,788

	2016	2017	2018
Loss for the year from continuing operations	(1,642)	(3,050)	(5,416)
Other comprehensive income for the year, net of tax	2	84	191

Total comprehensive loss for the year, net of tax	(1,640)	(2,966)	(5,225)

The Group had no contingent liabilities relating to its associates as of December 31, 2016, 2017 and 2018.

(4)	The aggregate amount of individually immaterial joint ventures accounted for by the equity-method accounted investee is summarized as follows:

	(In millions of yen)
	December 31, 2017	December 31, 2018
Carrying amount of the interests	4,731	5,150

	2016	2017	2018
Loss for the year from continuing operations	(417)	(2,211)	(3,708)
Other comprehensive income for the year, net of tax	—	81	(35)

Total comprehensive loss for the year, net of tax	(417)	(2,130)	(3,743)

The joint ventures had no contingent liabilities as at December 31, 2017 and 2018, respectively. The Group had outstanding payment for capital commitments of nil relating to the joint ventures as at December 31, 2017. The Group had outstanding payment for capital commitments of 4,786 million yen relating to the joint ventures as at December 31, 2018. The Group’s joint ventures cannot distribute its profits without the unanimous consent from the parties of the joint arrangement.